Segmental information - Consolidated income statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales	£ 10,831	£ 10,363
Net sales
At budgeted exchange rates	7,061	6,637
Acquisitions and disposals	48	71
ISC allocation	0	0
Retranslation to actual exchange rates	91	200
Net sales	7,200	6,908
Operating profit/(loss)
At budgeted exchange rates	2,498	2,294
Acquisitions and disposals	(1)	42
ISC allocation	0	0
Fair value remeasurement of contingent consideration	(4)
Fair value remeasurement of biological assets	4
Retranslation to actual exchange rates	4	115
Operating profit/(loss) before exceptional items	2,501	2,451
Exceptional items	(59)	(21)
Operating profit/(loss)	2,442	2,430
Non-operating items	0	146
Net finance charges	(154)	(128)
Share of after tax results of associates and joint ventures	176	179
Profit before taxation	£ 2,464	£ 2,627
Percentage of annual net sales that occur in the last four months	40.00%	40.00%
Operating segments
Disclosure of operating segments [line items]
Sales	£ 10,804	£ 10,335
Net sales
At budgeted exchange rates	7,034	6,608
Acquisitions and disposals	48	71
ISC allocation	0	0
Retranslation to actual exchange rates	91	201
Net sales	7,173	6,880
Operating profit/(loss)
At budgeted exchange rates	2,582	2,371
Acquisitions and disposals	(1)	42
ISC allocation	0	0
Fair value remeasurement of contingent consideration	(4)
Fair value remeasurement of biological assets	4
Retranslation to actual exchange rates	2	118
Operating profit/(loss) before exceptional items	2,583	2,531
Exceptional items	(59)	0
Operating profit/(loss)	2,524	2,531
Eliminate inter- segment sales
Disclosure of operating segments [line items]
Sales	(811)	(923)
Net sales
At budgeted exchange rates	(811)	(920)
Acquisitions and disposals	0	0
ISC allocation	0	0
Retranslation to actual exchange rates	0	(3)
Net sales	(811)	(923)
Corporate and other
Disclosure of operating segments [line items]
Sales	27	28
Net sales
At budgeted exchange rates	27	29
Acquisitions and disposals	0	0
ISC allocation	0	0
Retranslation to actual exchange rates	0	(1)
Net sales	27	28
Operating profit/(loss)
At budgeted exchange rates	(84)	(77)
Acquisitions and disposals	0	0
ISC allocation	0	0
Fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets	0
Retranslation to actual exchange rates	2	(3)
Operating profit/(loss) before exceptional items	(82)	(80)
Exceptional items	0	(21)
Operating profit/(loss)	(82)	(101)
North America | Operating segments
Disclosure of operating segments [line items]
Sales	2,830	2,667
Net sales
At budgeted exchange rates	2,395	2,108
Acquisitions and disposals	25	68
ISC allocation	8	7
Retranslation to actual exchange rates	74	173
Net sales	2,502	2,356
Operating profit/(loss)
At budgeted exchange rates	1,098	953
Acquisitions and disposals	1	40
ISC allocation	11	10
Fair value remeasurement of contingent consideration	(4)
Fair value remeasurement of biological assets	0
Retranslation to actual exchange rates	14	98
Operating profit/(loss) before exceptional items	1,120	1,101
Exceptional items	0	0
Operating profit/(loss)	1,120	1,101
Europe and Turkey | Operating segments
Disclosure of operating segments [line items]
Sales	2,971	2,879
Net sales
At budgeted exchange rates	1,617	1,629
Acquisitions and disposals	5	1
ISC allocation	37	35
Retranslation to actual exchange rates	7	(32)
Net sales	1,666	1,633
Operating profit/(loss)
At budgeted exchange rates	573	581
Acquisitions and disposals	(2)	1
ISC allocation	37	46
Fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets	0
Retranslation to actual exchange rates	7	(14)
Operating profit/(loss) before exceptional items	615	614
Exceptional items	0	0
Operating profit/(loss)	615	614
Africa | Operating segments
Disclosure of operating segments [line items]
Sales	1,212	1,160
Net sales
At budgeted exchange rates	825	784
Acquisitions and disposals	17	1
ISC allocation	3	3
Retranslation to actual exchange rates	3	33
Net sales	848	821
Operating profit/(loss)
At budgeted exchange rates	164	143
Acquisitions and disposals	0	1
ISC allocation	3	4
Fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets	0
Retranslation to actual exchange rates	(8)	5
Operating profit/(loss) before exceptional items	159	153
Exceptional items	0	0
Operating profit/(loss)	159	153
Latin America and Caribbean | Operating segments
Disclosure of operating segments [line items]
Sales	893	864
Net sales
At budgeted exchange rates	679	648
Acquisitions and disposals	0	0
ISC allocation	8	8
Retranslation to actual exchange rates	(7)	16
Net sales	680	672
Operating profit/(loss)
At budgeted exchange rates	250	221
Acquisitions and disposals	0	0
ISC allocation	12	19
Fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets	4
Retranslation to actual exchange rates	(9)	14
Operating profit/(loss) before exceptional items	257	254
Exceptional items	0	0
Operating profit/(loss)	257	254
Asia Pacific | Operating segments
Disclosure of operating segments [line items]
Sales	2,898	2,765
Net sales
At budgeted exchange rates	1,455	1,379
Acquisitions and disposals	1	1
ISC allocation	7	7
Retranslation to actual exchange rates	14	11
Net sales	1,477	1,398
Operating profit/(loss)
At budgeted exchange rates	424	385
Acquisitions and disposals	0	0
ISC allocation	10	9
Fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets	0
Retranslation to actual exchange rates	(2)	15
Operating profit/(loss) before exceptional items	432	409
Exceptional items	(59)	0
Operating profit/(loss)	373	409
ISC | Operating segments
Disclosure of operating segments [line items]
Sales	811	923
Net sales
At budgeted exchange rates	874	980
Acquisitions and disposals	0	0
ISC allocation	(63)	(60)
Retranslation to actual exchange rates	0	3
Net sales	811	923
Operating profit/(loss)
At budgeted exchange rates	73	88
Acquisitions and disposals	0	0
ISC allocation	(73)	(88)
Fair value remeasurement of contingent consideration	0
Fair value remeasurement of biological assets	0
Retranslation to actual exchange rates	0	0
Operating profit/(loss) before exceptional items	0	0
Exceptional items	0	0
Operating profit/(loss)	£ 0	£ 0